SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

STREAM GLOBAL SERVICES, INC.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Write-Offs Net of Recoveries	Balance at End of Period
Allowance for bad debts
For the year ended December 31, 2010	$532	$162	$20	$—	$714
For the year ended December 31, 2011	714	—	—	(451)	263
For the year ended December 31, 2012	263	—	—	(263)	—